Related Party Transactions (Details) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 01, 2022	Sep. 09, 2020	Apr. 17, 2020	Sep. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Shareholder effective percentage					10.00%
Comprised advance					$ 28,896
Accrued interests					134,694
Interest rate	3.00%
Interest expenses					$ 54,700	$ 34,187
Equity interests, percentage					100.00%
Guardforce Limited – Rental [Member]
Related Party Transactions (Details) [Line Items]
Interest rate					8.00%
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) [Line Items]
Agreement description					TH Group Company Limited entered into an agreement with Profit Raider Investment Limited to transfer the loan between Guardforce TH and the Company to Profit Raider. As a result, the Company recorded a short-term borrowing from a third party in the amount of $13.42 million bearing interest at 4% from April 30, 2019 to December 31, 2019 and 3.22% prior to April 30, 2019. The Company assumed an additional liability of approximately $576,000 which has been treated as an additional expense paid in 2018. The holding companies have guaranteed the short-term borrowings from Profit Raider which amount is due on December 31, 2020. On March 13, 2020, the Company’s Board of Directors approved the transfer of 1,666,666 ordinary shares of Guardforce AI Co. Limited from Guardforce AI Technology to Profit Raider. As a result of this share transfer, Profit Raider is deemed an affiliate of the Company and therefore this borrowing is presented as a related party loan since March 2020 and the loan was extended to December 31, 2022 with the same terms and conditions with an interest rate at 4%.
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) [Line Items]
Agreement description		The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023.	the Company borrowed $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan is due on April 16, 2023.		the Company entered into an agreement with Guardforce Holdings (HK) Limited whereby Guardforce Holdings (HK) Limited loaned $1,499,998 to the Company. The loan is unsecured and it bears an interest rate of 3%. The loan was initially due on December 31, 2020. During the year ended December 31, 2021 and 2020, the Company repaid $245,000 and $507,998 to partially settle the principal, respectively. The loan was extended to December 22, 2022 bearing interest rate at 2%. For the years ended December 31, 2021 and 2020, interest expense on this loan was $14,940 and $19,840, respectively.
Advances made					$ 612,387	579,039	$ 293,827
April 16,2023 [Member]
Related Party Transactions (Details) [Line Items]
Interest expense					8,270
September 08,2023 [Member]
Related Party Transactions (Details) [Line Items]
Interest expense						2,757
Mr. Tu Jing Yi [Member]
Related Party Transactions (Details) [Line Items]
Agreement description				the Company entered into an agreement with Mr. Tu Jingyi whereby Mr. Tu Jingyi borrowed $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 3%. The loan was expired on August 31, 2019, which was extended to August 31, 2020. On September 1, 2020, the Company further extended the loan to August 31, 2022 with an interest rate at 1.5%.
Advances made					$ 21,560	$ 35,933	$ 38,000